CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Stock Options Outstanding	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Dec. 31, 2010		$ 3,078,217	$ 78,554	$ 24,858	$ 15,166	$ 440,265	$ 28,390
Balance (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		8,806	(1,950)	0	0
Shares issued under employee stock option plan (in shares)		164,219
Stock options			18,511
Shares issued under the incentive share purchase plan		4,734
Shares issued under the incentive share purchase plan (in shares)		71,141
Shares issued under the Company's dividend reinvestment plan		1,232
Shares issued under the Company's dividend reinvestment plan (in shares)		18,450
Net income for the period						45,264
Other comprehensive (loss) income for the period	2,203						2,203
Restricted share unit plan		(2,787)
Restricted share unit plan (in shares)		(38,349)
Balance at Mar. 31, 2011		3,090,202	95,115	24,858	15,166	485,529	30,593
Balance (in shares) at Mar. 31, 2011		168,935,816
Balance at Dec. 31, 2011	3,215,163	3,181,381	117,694	24,858	15,166	(129,021)	(7,106)	12,191
Balance (in shares) at Dec. 31, 2011	171,194,430	170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		0
Stock options			12,268
Shares issued under the incentive share purchase plan	5,346	5,346
Shares issued under the incentive share purchase plan (in shares)	160,207	160,207
Shares issued under the Company's dividend reinvestment plan	3,607	3,607
Shares issued under the Company's dividend reinvestment plan (in shares)	105,678	105,678
Shares issued for purchase of mining property		2,447			499
Shares issued for purchase of mining property (in shares)		68,941
Net income for the period						78,548
Dividends declared ($0.20 per share)				0		(34,106)
Other comprehensive (loss) income for the period	(9,875)						(9,875)
Restricted share unit plan		(9,858)
Restricted share unit plan (in shares)		(268,232)
Non-controlling interest eliminated upon acquisition								(12,191)
Balance at Mar. 31, 2012	$ 3,251,848	$ 3,182,923	$ 129,962	$ 24,858	$ 15,665	$ (84,579)	$ (16,981)
Balance (in shares) at Mar. 31, 2012	171,194,430	170,880,330